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                            VAN KAMPEN COMSTOCK FUND

                           VAN KAMPEN ENTERPRISE FUND

                         VAN KAMPEN EQUITY INCOME FUND

                             VAN KAMPEN HARBOR FUND

                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

                     VAN KAMPEN REAL ESTATE SECURITIES FUND

                    SUPPLEMENT DATED AUGUST 10, 2000 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000.

     (2) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding Buck Consultants, Inc. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance programs.

     (3) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    MF SPT SAI 1